SCHEDULE OF ABSOLUTE AMOUNTS AND PERCENTAGES OF TOTAL REVENUES (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)		Dec. 31, 2023 HKD ($)
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 32,207,262	$ 251,216,649		$ 181,830,126		$ 141,372,358
Revenue percent		100.00%	100.00%	100.00%	100.00%		100.00%
Sale of Hardware With IT Professional Services [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[1]	$ 8,490,270	$ 66,224,103		$ 70,398,140		$ 58,250,642
Revenue percent	[1]			38.70%	38.70%		41.20%
Product [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[1]	$ 30,129,222	$ 235,007,941		$ 172,472,482		$ 134,379,507
Revenue percent	[1]	93.50%	93.50%	94.90%	94.90%		95.10%
Product [Member] | Sale of Hardware With IT Professional Services [Member]
Product Information [Line Items]
Revenue percent	[1]	26.40%	26.40%
Product [Member] | Sale of Hardware Software and IT Application Products With IT Professional Services [Member]
Product Information [Line Items]
Revenue percent	[1]						3.60%
Product [Member] | Sale of Software and IT Application Products With IT Professional Services and Maintenance and Support Services [Member]
Product Information [Line Items]
Revenue percent
Sale of Software and IT Application Products With IT Professional Services [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[1]	$ 4,196,192	$ 32,730,302		$ 79,469,485		$ 52,958,769
Revenue percent	[1]	13.00%	13.00%	43.70%	43.70%		37.50%
Sale of Hardware Software and IT Application Products With IT Professional Services [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[1]	$ 1,024,786	$ 7,993,333				$ 5,095,674
Revenue percent	[1]	3.20%	3.20%
Sale of Software and IT Application Products With IT Professional Services and Maintenance and Support Services [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[1]	$ 1,657,980	$ 12,932,244
Revenue percent	[1]	5.10%	5.10%
Sale of Software and IT Application Products With Maintenance And Support Services [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[1]		$ 114,489,700	$ 14,678,166	$ 22,112,152		$ 17,239,574
Revenue percent	[1]	45.60%	45.60%	12.20%	12.20%		12.20%
Sale of Hardware Products [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[1]	$ 81,828	$ 638,259		$ 492,705		$ 834,848
Revenue percent	[1]	0.30%	0.30%	0.30%	0.30%		0.60%
IT Professional Services [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 812,430	$ 6,336,954		$ 4,779,716		$ 4,848,321
Revenue percent		2.50%	2.50%	2.60%	2.60%		3.40%
Maintenance and Support Services [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 1,265,610	$ 9,871,754		$ 4,577,928		$ 2,144,530
Revenue percent		3.90%	3.90%
Service [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 2,078,040	$ 16,208,708		$ 9,357,644	[1]	$ 6,992,851	[1]
Revenue percent		6.50%	6.50%	5.10%	5.10%		4.90%
Service [Member] | Maintenance and Support Services [Member]
Product Information [Line Items]
Revenue percent				2.50%	2.50%		1.50%

[1]	Revenue Recognition for Contracts with Non-Distinct Obligations